Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2016
Goodwill and Intangible Assets
Schedule of changes in goodwill by segment

($ in thousands)	National Governments	Private	State & Local Governments	Consolidated Total
Balance as of December 31, 2014	$15,041	$152,635	$366,299	$533,975
Foreign currency translation	(631)	(7,478)	(14,881)	(22,990)
Balance as of December 25, 2015	$14,410	$145,157	$351,418	$510,985
Acquisitions	938	4,377	25,951	31,266
Foreign currency translation	(2,595)	(2,621)	(59,283)	(64,499)
Balance as of December 30, 2016	$12,753	$146,913	$318,086	$477,752

Schedule of components of finite-lived intangible assets

($ in thousands)	National Governments	Private	State & Local Governments	Consolidated Total
Balance as of December 31, 2014	$1,920	$38,554	$50,905	$91,379
Amortization	(752)	(5,609)	(18,714)	(25,075)
Foreign currency translation	(61)	(5,436)	(1,796)	(7,293)
Balance as of December 25, 2015	$1,107	$27,509	$30,395	$59,011
Amortization	(531)	(4,037)	(13,584)	(18,152)
Foreign currency translation	(143)	516	(3,208)	(2,835)
Balance as of December 30, 2016	$433	$23,988	$13,603	$38,024

Intangible assets with finite lives consist of the following:

		Accumulated	Net finite‑lived
($ in thousands)	Cost	Amortization	intangible assets
December 30, 2016
Customer relationships	172,880	(134,856)	38,024
Total finite-lived intangible assets	$172,880	$(134,856)	$38,024
December 25, 2015
Customer relationships	187,580	(128,655)	58,925
Tradename	4,499	(4,413)	86
Total finite-lived intangible assets	$192,079	$(133,068)	$59,011

Schedule of future estimated amortization expense related to these intangible assets

Amortization
($ in thousands)	Expense
2017	$15,543
2018	4,198
2019	3,465
2020	3,465
2021	3,465
Thereafter	7,888
$38,024